Changes in Disclosures - Schedule of Reconciliation of the Ending Impairment Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Reconciliation of Ending Impairment Allowances [Line Items]
Allowance for impairment under IAS 39 as at 31 December 2017	$ (3,673)	$ (1,218)	$ (5,417)
Remeasurement	(1,744)
Investment [member]
Disclosure of Reconciliation of Ending Impairment Allowances [Line Items]
Allowance for impairment under IAS 39 as at 31 December 2017			(1,120)
Remeasurement	(1,120)
Accounts receivables [member]
Disclosure of Reconciliation of Ending Impairment Allowances [Line Items]
Allowance for impairment under IAS 39 as at 31 December 2017	(3,673)		$ (4,297)
Remeasurement	$ (624)